Debt Obligations, net (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of debt obligations
The Company's debt obligations consist of the following ($ in thousands):

	As of		Stated Interest Rate	Scheduled Maturity Date(2)
	December 31, 2017	December 31, 2016
Secured credit financing:
2017 Secured Financing(1)	$227,000	$—	3.795%	April 2027
2017 Hollywood Mortgage(3)	71,000	—	LIBOR plus 1.33%	January 2023
2017 Revolver(3)	10,000	—	LIBOR plus 1.35%	June 2022
Total secured credit financing	308,000	—
Total debt obligations	308,000	—
Debt premium and deferred financing costs, net(1)	(926)	—
Total debt obligations, net	$307,074	$—
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed, including the 2017 Secured Financing, at their acquisition date fair values.

Schedule of Maturities of Long-term Debt
As of December 31, 2017, future scheduled maturities of outstanding debt obligations, assuming all extension options are exercised, are as follows ($ in thousands):

	2017 Secured Financing	2017 Hollywood Mortgage	2017 Revolver	Total
2018	$—	$—	$—	$—
2019	—	—	—	—
2020	—	—	—	—
2021	—	—	—	—
2022	—	—	10,000	10,000
Thereafter	227,000	71,000	—	298,000
Total principal maturities	227,000	71,000	10,000	308,000
Debt premium and deferred financing costs, net				(926)
Total debt obligations, net				$307,074